Fixed Assets, net - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Costs
Balance at the beginning of the period	$ 4,749,287	$ 4,058,230	$ 3,903,896
Additions	142,760	694,997	154,334
Disposals		(3,940)
Depreciation and amortization	163,366	148,344	129,287
Balance at the end of the period	4,892,047	4,749,287	4,058,230
Accumulated Depreciation
Balance at the beginning of the period	(1,458,978)	(1,311,689)	(1,182,402)
Disposals		1,055
Depreciation	(163,366)	(148,344)	(129,287)
Balance at the end of the period	(1,622,344)	(1,458,978)	(1,311,689)
Net Book Value
Balance at the beginning of the period	3,290,309	2,746,541	2,721,494
Additions	142,760	694,997	154,334
Disposals		(2,885)
Depreciation	(163,366)	(148,344)	(129,287)
Balance at the end of the period	$ 3,269,703	$ 3,290,309	$ 2,746,541